Share Capital - Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of stock options outstanding, beginning of year | shares	25,459,000	27,621,000
Number of stock options granted | shares	5,544,000	5,381,000
Number of stock options expired or forfeited | shares	(8,358,000)	(7,543,000)
Number of stock options outstanding, end of year | shares	22,645,000	25,459,000
Number of stock options exercisable, end of year | shares	12,946,000	15,662,000
Weighted average exercise price of stock options outstanding, beginning of year (in cad/option)	CAD 26.26	CAD 28.79
Weighted average exercise price of stock options granted (in cad per option)	16.13	15.67
Weighted average exercise price of stock options expired/forfeited (in cad per option)	25.62	27.94
Weighted average exercise price of stock options outstanding, end of year (in cad/option)	23.96	26.26
Weighted average exercise price of options exercisable (in cad per option)	28.91	29.03
Weighted average fair value (in CAD per option)	CAD 1.15	CAD 0.37